Debt - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands		12 Months Ended
	Feb. 07, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Nov. 30, 2014
Debt Instrument [Line Items]
Book value of outstanding long-term debt		$ 5,814,000,000	$ 8,766,000,000
Debt issuance costs		34,000,000
Debt discount		$ 79,000,000
Remaining tenor of debt		3 years 4 months 24 days
Interest accrued for debt		$ 35,000,000	48,000,000
Principal amount of debt		6,650,000,000	9,361,000,000
Portion of principal amount of long-term and short-term debt, secured by collateral		$ 0	2,211,000,000
Debt instrument trading price, percentage		98.00%
Minimum [Member]
Debt Instrument [Line Items]
Common stock exchange percentage threshold		50.00%
Percentage of consideration received by share holders		90.00%
Warrant [Member]
Debt Instrument [Line Items]
Issue of warrants to purchase shares of common stock		11,180
Exercise price		$ 133.32
Warrants expiration date		Mar. 02, 2020
Warrants expiration extended date		Apr. 30, 2020
Cash proceeds from the sale of the warrants		$ 134,000,000
Carrying value of the warrants				$ 168,000,000
Dollar Denominated Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Revolving credit facility		600,000,000	600,000,000
Term Loan E [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 388,000,000
Debt instrument maturity period	2017-03
Term Loan D [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 387,000,000
Debt instrument maturity period	2020-01
Term Loan F [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 1,436,000,000
Debt instrument maturity period	2020-12
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 500,000,000
Fixed rate on notes	5.75%
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt		$ 1,150,000,000	1,150,000,000		$ 1,150,000,000
Debt instrument, interest rate					1.00%
Notes maturity date		Dec. 01, 2019
Fees and expenses capitalized as deferred financing costs		$ 16,000,000
Debt instrument trading price, percentage		130.00%
Initial cash conversion rate, shares		9.7236
Initial cash conversion price, debt		$ 1,000
Cash conversion price		$ 102.84
Minimum principal amount on fundamental change repurchase date		$ 200,000
Cash Convertible Senior Notes, Description		If a "fundamental change" (as defined below in this section) occurs at any time, holders will have the right, at their option, to require us to repurchase for cash all of their 2019 Cash Convertible Senior Notes, or any portion of the principal thereof that is equal to $1,000 or a multiple of $1,000 (provided that the portion of any global note or certified note, as applicable, not tendered for repurchase has a principal amount of at least $200,000, on the fundamental change repurchase date.
Fair value of Cash Convertible Senior Notes		$ 1,418,000,000
2019 Cash Convertible Senior Notes [Member] | Level II [Member]
Debt Instrument [Line Items]
Fair value of notes		301,000,000	258,000,000
Loss on embedded cash conversion option		$ 43,000,000	17,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Remaining tenor of debt		3 years 4 months 24 days
Notes Hedges [Member]
Debt Instrument [Line Items]
Aggregate cost of the Notes Hedges		$ 208,000,000
Estimated fair value of the Notes Hedges		$ 301,000,000	$ 258,000,000